ACCOUNTS RECEIVABLE (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021
ACCOUNTS RECEIVABLE
Accounts receivable	$ 1,409,025	$ 2,214,173
Allowance for doubtful accounts	(229,511)	(76,462)
Accounts receivable, net	$ 1,179,514	$ 2,137,711